CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Accounts receivable, allowance for doubtful accounts	$ 60,420	$ 27,964
Accounts receivable, net of allowances for doubtful accounts, due from related parties	174,080	189,522
Prepayment and receivables from related parties	320,221	115,976
Amounts of the consolidated VIEs without recourse to the primary beneficiaries
Amounts of the consolidated VIEs without recourse to the primary beneficiaries, current liabilities	1,150,273	627,037
Amounts of the consolidated VIEs without recourse to the primary beneficiaries, non-current liabilities	124,992	51,002
Current liabilities
Accounts payable, due to related parties	46,655	50,678
Accrued expenses and other current liabilities, due to related parties	39,836	14,763
Deferred revenue from related parties	$ 13,813	$ 12,883
Preferred shares
Preferred shares, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred shares, shares authorized (in shares)	3,750,000	3,750,000
Preferred shares, shares issued (in shares)	7,150	7,150
Preferred shares, shares outstanding (in shares)	7,150	7,150
Ordinary shares
Ordinary shares, par value (in dollars per share)	$ 0.133	$ 0.133
Ordinary shares, shares authorized (in shares)	150,000,000	150,000,000
Ordinary shares, shares issued (in shares)	83,317,637	82,410,842
Ordinary shares, shares outstanding (in shares)	68,450,187	69,368,140
Treasury stock
Treasury stock (in shares)	14,867,450	13,042,702